COPELAND RISK MANAGED DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4%
	ASSET MANAGEMENT - 5.2%
2,378	Ameriprise Financial, Inc.	$ 815,346
815	BlackRock, Inc.	561,885
10,804	Brookfield Infrastructure Corporation, Class A	466,841
8,630	Hamilton Lane, Inc., Class A	671,414
		2,515,486
	BANKING - 1.1%
10,918	Truist Financial Corporation	512,600

	BEVERAGES - 1.3%
2,809	Constellation Brands, Inc., Class A	628,373

	BIOTECH & PHARMA - 1.6%
4,507	Zoetis, Inc.	752,669

	CABLE & SATELLITE - 1.2%
815	Cable One, Inc.	562,847

	CHEMICALS - 4.2%
2,469	Air Products and Chemicals, Inc.	706,085
2,650	Albemarle Corporation	673,922
2,741	Sherwin-Williams Company (The)	606,720
		1,986,727
	COMMERCIAL SUPPORT SERVICES - 4.3%
20,114	GFL Environmental, Inc.	610,862
5,481	Insperity, Inc.	680,137
5,391	Waste Connections, Inc.	721,964
		2,012,963
	CONSTRUCTION MATERIALS - 1.4%
2,605	Carlisle Companies, Inc.	672,663

	DATA CENTER REIT - 1.2%
838	Equinix, Inc.	576,770

COPELAND RISK MANAGED DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	ELECTRIC UTILITIES - 1.5%
9,785	NextEra Energy, Inc.	$ 695,029

	ELECTRICAL EQUIPMENT - 1.4%
8,018	Otis Worldwide Corporation	678,483

	ENGINEERING & CONSTRUCTION - 1.3%
4,507	Tetra Tech, Inc.	616,963

	FOOD - 1.4%
39,525	Utz Brands, Inc.	648,210

	HEALTH CARE FACILITIES & SERVICES - 7.9%
1,382	Chemed Corporation	720,824
12,911	Encompass Health Corporation	729,730
8,811	Ensign Group, Inc. (The)	788,408
1,948	UnitedHealth Group, Inc.	927,131
6,274	US Physical Therapy, Inc.	635,744
		3,801,837
	HOUSEHOLD PRODUCTS - 1.5%
6,048	Inter Parfums, Inc.	728,240

	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
8,222	Morgan Stanley	793,423

	INSURANCE - 1.5%
5,617	Allstate Corporation (The)	723,357

	LEISURE FACILITIES & SERVICES - 4.1%
3,466	Churchill Downs, Inc.	851,872
1,563	Domino's Pizza, Inc.	459,538
6,252	Starbucks Corporation	638,267
		1,949,677

COPELAND RISK MANAGED DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	LEISURE PRODUCTS - 1.2%
6,795	Brunswick Corporation	$ 594,019

	MEDICAL EQUIPMENT & DEVICES - 5.5%
2,310	Danaher Corporation	571,794
3,284	ResMed, Inc.	699,492
3,601	STERIS plc	677,096
2,129	West Pharmaceutical Services, Inc.	674,957
		2,623,339
	OFFICE REIT - 1.2%
3,919	Alexandria Real Estate Equities, Inc.	586,988

	OIL & GAS PRODUCERS - 5.2%
6,840	Diamondback Energy, Inc.	961,567
23,058	Northern Oil and Gas, Inc.	715,720
3,941	Pioneer Natural Resources Company	789,816
		2,467,103
	PUBLISHING & BROADCASTING - 1.5%
4,032	Nexstar Media Group, Inc.	749,549

	REAL ESTATE SERVICES - 0.7%
28,223	eXp World Holdings, Inc.	340,934

	RESIDENTIAL REIT - 1.3%
8,720	Equity LifeStyle Properties, Inc.	597,407

	RETAIL - CONSUMER STAPLES - 4.2%
3,420	Casey's General Stores, Inc.	711,189
1,268	Costco Wholesale Corporation	613,940
3,284	Dollar General Corporation	710,329
		2,035,458
	RETAIL - DISCRETIONARY - 2.4%
1,721	Home Depot, Inc. (The)	510,345
5,617	Ross Stores, Inc.	620,904
		1,131,249

COPELAND RISK MANAGED DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	SEMICONDUCTORS - 8.4%
1,314	Broadcom, Inc.	$ 780,897
2,016	Monolithic Power Systems, Inc.	976,329
9,921	Power Integrations, Inc.	816,002
4,440	Texas Instruments, Inc.	761,238
5,187	Universal Display Corporation	704,654
		4,039,120
	SOFTWARE - 2.8%
1,586	Intuit, Inc.	645,787
2,718	Microsoft Corporation	677,924
		1,323,711
	SPECIALTY FINANCE - 2.9%
16,761	Air Lease Corporation	725,416
6,048	Discover Financial Services	677,376
		1,402,792
	TECHNOLOGY HARDWARE - 3.6%
5,799	Apple, Inc.	854,831
3,262	Motorola Solutions, Inc.	857,286
		1,712,117
	TECHNOLOGY SERVICES - 10.6%
2,265	Accenture PLC, Class A	601,471
8,086	Booz Allen Hamilton Holding Corporation	765,986
3,987	Broadridge Financial Solutions, Inc.	561,290
3,760	CDW Corporation	761,099
1,223	FactSet Research Systems, Inc.	506,995
7,135	Fidelity National Information Services, Inc.	452,145
1,359	MSCI, Inc.	709,602
3,443	Visa, Inc., Class A	757,253
		5,115,841
	TELECOMMUNICATIONS - 1.4%
10,034	Cogent Communications Holdings, Inc.	649,601

	TRANSPORTATION & LOGISTICS - 1.4%
3,330	Union Pacific Corporation	690,242

COPELAND RISK MANAGED DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	WHOLESALE - DISCRETIONARY - 1.3%
1,789	Pool Corporation	$ 638,423

	TOTAL COMMON STOCKS (Cost $39,963,619)	47,554,210

	TOTAL INVESTMENTS - 99.4% (Cost $39,963,619)	$ 47,554,210
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	309,924
	NET ASSETS - 100.0%	$ 47,864,134

MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust